FURNITURE AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

Furniture and equipment as of December 31, 2012 and 2011 is summarized as follows:

	2012	2011
Office furniture and equipment	$78,535	$42,862
Less: accumulated depreciation	(31,641)	(17,312)

	$46,894	$25,550